RESTRICTED CASH (Details 2) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Restricted Cash and Cash Equivalents Items [Line Items]
Debt Instrument, Covenant Compliance, Cash Required To Be Maintained	$ 49.6	$ 40.3
Ship Finance International Limited [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Cash surplus required for vessel leasing agreements	$ 26.0	$ 28.0